Revenue	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Revenue
6.	REVENUE
The Company is viewed as a single business segment involving steel production for purposes of internal performance measurement and resource allocation.

Year ended,	March 31, 2023	March 31, 2022

Total revenue is comprised of:

Sheet & Strip	$2,161.3	$3,083.1

Plate	387.4	465.7

Slab	1.4	-

Freight	182.4	172.9

Non-steel revenue	46.0	84.3

	$2,778.5	$3,806.0

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$1,030.5	$1,312.8

Sales to customers in the United States	1,708.1	2,398.5

Sales to customers in the rest of the world	39.9	94.7

	$2,778.5	$3,806.0

For
the year ended March 31, 2023, sales of $332.2 million to one customer represented greater than 10% of total revenue. For the year ended March 31, 2022, sales of $409.5 million to one customer represented greater than 10% of total revenue.